DBX ETF Trust | 1
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
May 31, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 96.5%
Australia — 0.0%
MMG Ltd. *
(Cost $7,009)
17,391 19,549
Brazil — 2.3%
Ambev SA
28,756 92,780
Axia Energia
7,357 76,258
B3 SA — Brasil Bolsa Balcao
33,725 110,012
Banco Bradesco SA
6,861 21,024
Banco BTG Pactual S.A
7,511 79,814
Banco do Brasil SA
7,270 29,177
Banco Santander Brasil SA
1,501 8,060
BB Seguridade Participacoes SA
5,102 35,707
Caixa Seguridade Participacoes
S/A
4,030 14,110
Cia de Saneamento Basico do
Estado de Sao Paulo
7,855 43,402
Companhia Paranaense de
Energia
10,312 29,683
Embraer SA
1,087 15,769
Energisa SA
1,532 14,534
Engie Brasil Energia SA
2,735 17,897
Equatorial SA
4,670 35,591
Itau Unibanco Holding SA
2,899 22,959
Klabin SA
6,339 20,891
Localiza Rent a Car SA
3,676 30,538
Motiva Infraestrutura de
Mobilidade SA
8,098 22,590
NU Holdings Ltd., Class A *
21,186 278,172
Pagseguro Digital Ltd., Class A
1,920 17,952
Raia Drogasil SA
9,248 34,171
Rede D'Or Sao Luiz SA, 144A
4,818 32,404
Rumo SA
8,911 24,170
StoneCo Ltd., Class A
1,657 18,973
Suzano SA
2,135 17,690
Telefonica Brasil SA
5,625 37,610
TIM SA
6,275 27,168
TOTVS SA
3,911 25,570
WEG SA
8,645 75,372
XP, Inc., Series BDR
647 10,783
XP, Inc., Class A
2,159 35,990
(Cost $1,173,742)
1,356,821
Canada — 0.0%
China Gold International
Resources Corp. Ltd.
(Cost $11,916)
1,277 24,473
Chile — 0.5%
Banco de Chile
160,207 30,182
Banco de Credito e Inversiones
SA
622 41,971
Banco Itau Chile SA
386 7,807
Banco Santander Chile
266,794 20,985
Number
of Shares Value $
Cencosud SA
8,667 20,442
Cencosud Shopping SA
5,695 15,538
Empresas CMPC SA
3,150 3,773
Enel Americas SA
99,302 8,703
Enel Chile SA
123,272 10,707
Falabella SA
7,414 47,486
Latam Airlines Group SA
1,346,646 36,468
Plaza SA
4,202 18,320
(Cost $198,001)
262,382
China — 20.3%
360 Security Technology, Inc.,
Class A
8,133 12,149
37 Interactive Entertainment
Network Technology Group
Co. Ltd., Class A
1,674 4,754
3SBio, Inc., 144A *
12,586 29,709
AAC Technologies Holdings, Inc.
3,032 17,602
Accelink Technologies Co. Ltd.,
Class A
799 24,101
ACM Research Shanghai, Inc.,
Class A
250 8,469
Advanced Micro-Fabrication
Equipment, Inc., China, Class
A
399 17,580
Agricultural Bank of China Ltd.,
Class A
22,279 20,824
Agricultural Bank of China Ltd.,
Class H
117,814 86,736
Aier Eye Hospital Group Co. Ltd.,
Class A
9,156 12,350
AIMA Technology Group Co.
Ltd., Class A
900 2,868
Aisino Corp., Class A
6,537 7,135
Akeso, Inc., 144A *
3,745 56,433
All Winner Technology Co. Ltd.,
Class A
1,243 6,368
Amlogic Shanghai Co. Ltd.,
Class A
481 7,534
Andon Health Co. Ltd., Class A
1,212 13,675
Angel Yeast Co. Ltd., Class A
659 3,567
Anhui Expressway Co. Ltd.,
Class A
2,492 6,203
Anhui Expressway Co. Ltd.,
Class H
6,661 13,777
Anjoy Foods Group Co. Ltd.,
Class H
524 5,559
Anker Innovations Technology
Co. Ltd., Class A
229 4,258
ANTA Sports Products Ltd.
8,113 78,466
Apeloa Pharmaceutical Co. Ltd.,
Class A
2,080 5,110
APT Medical, Inc., Class A
129 3,922
Ascentage Pharma Group
International, 144A *
2,497 12,502

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Asia - Potash International
Investment Guangzhou Co.
Ltd., Class A *
992 6,499
ASR Microelectronics Co. Ltd.,
Class A *
586 9,220
Asymchem Laboratories Tianjin
Co. Ltd., Class A
528 9,169
Asymchem Laboratories Tianjin
Co. Ltd., Class H, 144A
426 5,001
Atour Lifestyle Holdings Ltd.,
ADR
352 12,088
Autobio Diagnostics Co. Ltd.,
Class A *
1,757 8,710
Autohome, Inc., ADR
756 13,200
Avary Holding Shenzhen Co.
Ltd., Class A
1,248 19,382
BAIC BluePark New Energy
Technology Co. Ltd., Class A *
5,236 4,732
Baidu, Inc., Class A *
13,125 217,706
Baimtec Material Co. Ltd., Class
A
619 4,757
Bank of Beijing Co. Ltd., Class A
8,905 6,704
Bank of Changsha Co. Ltd.,
Class A
6,287 8,833
Bank of Chengdu Co. Ltd., Class
A
4,229 11,634
Bank of China Ltd., Class A
13,766 11,931
Bank of China Ltd., Class H
247,616 164,606
Bank of Chongqing Co. Ltd.,
Class A
5,063 9,001
Bank of Chongqing Co. Ltd.,
Class H
8,338 8,575
Bank of Communications Co.
Ltd., Class A
16,230 15,986
Bank of Communications Co.
Ltd., Class H
29,096 27,101
Bank of Guiyang Co. Ltd., Class
A
6,301 5,526
Bank of Hangzhou Co. Ltd.,
Class A
2,497 5,912
Bank of Jiangsu Co. Ltd., Class A
7,085 11,830
Bank of Nanjing Co. Ltd., Class A
3,940 6,282
Bank of Ningbo Co. Ltd., Class A
2,631 12,074
Bank of Shanghai Co. Ltd., Class
A
7,504 10,022
Bank of Suzhou Co. Ltd., Class A
6,426 7,746
Bank of Zhengzhou Co. Ltd.,
Class A
17,908 4,688
Beijing BDStar Navigation Co.
Ltd., Class A *
952 4,807
Beijing Capital Eco-Environment
Protection Group Co. Ltd.,
Class A
7,420 3,457
Beijing Compass Technology
Development Co. Ltd., Class A
688 9,346
Beijing Easpring Material
Technology Co. Ltd., Class A
692 5,685
Number
of Shares Value $
Beijing Enlight Media Co. Ltd.,
Class A
3,291 6,206
Beijing Huafeng Test & Control
Technology Co. Ltd., Class A *
344 20,251
Beijing Kingsoft Office Software,
Inc., Class A
304 10,723
Beijing Originwater Technology
Co. Ltd., Class A *
5,098 2,654
Beijing Roborock Technology Co.
Ltd., Class A
219 3,321
Beijing Shiji Information
Technology Co. Ltd., Class A
4,341 5,284
Beijing Sinnet Technology Co.
Ltd., Class A
2,572 5,196
Beijing Tiantan Biological
Products Corp. Ltd., Class A
2,156 4,321
Beijing Tong Ren Tang Co. Ltd.,
Class A
1,017 3,858
Beijing Ultrapower Software Co.
Ltd., Class A
3,870 4,522
Beijing United Information
Technology Co. Ltd., Class A
943 3,277
Beijing Wantai Biological
Pharmacy Enterprise Co. Ltd.,
Class A *
770 3,947
Beijing-Shanghai High Speed
Railway Co. Ltd., Class A
24,199 17,966
Bestechnic Shanghai Co. Ltd.,
Class A
245 6,041
Bethel Automotive Safety
Systems Co. Ltd., Class A
1,189 5,643
Betta Pharmaceuticals Co. Ltd.,
Class A
1,518 11,827
BGI Genomics Co. Ltd., Class A *
1,227 6,676
Bilibili, Inc., Class Z *
1,906 33,147
Bloks Group Ltd. *
907 6,249
Bloomage Biotechnology Corp.
Ltd., Class A
1,163 6,326
BOC International China Co.
Ltd., Class A
4,329 7,299
BOE Technology Group Co. Ltd.,
Class A
9,374 7,084
BTG Hotels Group Co. Ltd.,
Class A
2,126 4,150
BYD Co. Ltd., Class H
11,753 136,914
By-health Co. Ltd., Class A
1,472 2,127
Caida Securities Co. Ltd., Class
A
11,917 11,756
Caitong Securities Co. Ltd.,
Class A
6,067 7,044
Cambricon Technologies Corp.
Ltd., Class A
129 24,993
Capital Securities Co. Ltd., Class
A
3,555 7,655
Cathay Biotech, Inc., Class A
465 2,766
CCOOP Group Co. Ltd., Class
A *
18,676 4,806

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
CECEP Solar Energy Co. Ltd.,
Class A
11,770 10,566
CECEP Wind-Power Corp., Class
A
22,881 17,056
CETC Cyberspace Security
Technology Co. Ltd., Class A
1,352 2,829
CGN Power Co. Ltd., Class A
15,363 10,406
CGN Power Co. Ltd., Class H,
144A
74,864 29,612
Chagee Holdings Ltd., ADR
473 6,035
Changchun High-Tech Industry
Group Co. Ltd., Class A
425 4,624
Changjiang Securities Co. Ltd.,
Class A
7,130 8,573
Chaozhou Three-Circle Group
Co. Ltd., Class A
1,460 27,807
Chengdu Kanghong
Pharmaceutical Group Co.
Ltd., Class A
1,500 4,659
Chengdu Xingrong Environment
Co. Ltd., Class A
6,138 6,364
Chengxin Lithium Group Co.
Ltd., Class A *
1,212 8,147
Chifeng Jilong Gold Mining
Group Ltd., Class A
1,495 7,378
China Baoan Group Co. Ltd.,
Class A
3,718 4,069
China Cinda Asset Management
Co. Ltd., Class H
94,424 12,650
China CITIC Bank Corp. Ltd.,
Class A
9,239 10,139
China CITIC Bank Corp. Ltd.,
Class H
31,290 29,105
China CITIC Financial Asset
Management Co. Ltd., Class
H, 144A *
153,091 12,892
China Communications Services
Corp. Ltd., Class H
12,924 6,810
China Construction Bank Corp.,
Class A
7,574 11,157
China Construction Bank Corp.,
Class H
340,710 369,080
China Enterprise Co. Ltd., Class
A *
14,038 5,045
China Everbright Bank Co. Ltd.,
Class A
15,649 7,175
China Everbright Bank Co. Ltd.,
Class H
44,158 17,185
China Feihe Ltd., 144A
13,115 5,121
China Film Group Co. Ltd., Class
A
3,116 6,673
China Galaxy Securities Co. Ltd.,
Class A
4,398 7,988
China Galaxy Securities Co. Ltd.,
Class H
23,314 23,084
China Great Wall Securities Co.
Ltd., Class A
5,607 7,049
China Greatwall Technology
Group Co. Ltd., Class A *
3,409 8,974
Number
of Shares Value $
China International Capital Corp.
Ltd., Class A
2,285 11,419
China Life Insurance Co. Ltd.,
Class A
1,093 5,469
China Life Insurance Co. Ltd.,
Class H
24,603 90,659
China Literature Ltd., 144A *
3,749 11,040
China Merchants Bank Co. Ltd.,
Class A
5,228 29,390
China Merchants Bank Co. Ltd.,
Class H
13,485 81,040
China Merchants Expressway
Network & Technology
Holdings Co. Ltd., Class A
7,642 11,348
China Merchants Securities Co.
Ltd., Class A
5,281 13,270
China Merchants Securities Co.
Ltd., Class H, 144A
5,408 10,102
China Merchants Shekou
Industrial Zone Holdings Co.
Ltd., Class A
8,052 10,503
China Minsheng Banking Corp.
Ltd., Class A
19,936 10,467
China Minsheng Banking Corp.
Ltd., Class H
33,468 14,348
China National Nuclear Power
Co. Ltd., Class A
4,268 5,706
China National Software &
Service Co. Ltd., Class A *
959 5,129
China Pacific Insurance Group
Co. Ltd., Class A
1,965 9,352
China Pacific Insurance Group
Co. Ltd., Class H
9,220 36,963
China Railway Signal &
Communication Corp. Ltd.,
Class H, 144A
2,937 1,259
China Rare Earth Resources And
Technology Co. Ltd., Class A *
1,299 9,375
China Reinsurance Group Corp.,
Class H
37,105 5,634
China Resources Double Crane
Pharmaceutical Co. Ltd.,
Class A
820 2,030
China Resources
Microelectronics Ltd., Class A
748 7,090
China Resources Mixc Lifestyle
Services Ltd., 144A
3,994 21,200
China Resources Pharmaceutical
Group Ltd., 144A
11,700 6,972
China Resources Sanjiu Medical
& Pharmaceutical Co. Ltd.,
Class A
1,525 5,515
China Science Publishing &
Media Ltd., Class A
3,046 11,123
China South Publishing & Media
Group Co. Ltd., Class A
5,217 8,403
China Southern Power Grid
Energy Storage Co. Ltd.,
Class A
3,544 8,187

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
China Three Gorges Renewables
Group Co. Ltd., Class A
23,562 14,531
China Tourism Group Duty Free
Corp. Ltd., Class A
673 5,930
China Tourism Group Duty Free
Corp. Ltd., Class H, 144A
968 6,910
China Tower Corp. Ltd., Class
H, 144A
15,803 20,002
China United Network
Communications Ltd., Class A
10,382 6,679
China Vanke Co. Ltd., Class A *
7,317 3,842
China Vanke Co. Ltd., Class H *
23,143 8,002
China World Trade Center Co.
Ltd., Class A
1,852 5,873
China Yangtze Power Co. Ltd.,
Class A
12,744 52,303
China Zhenhua Group Science &
Technology Co. Ltd., Class A
728 5,544
China Zheshang Bank Co. Ltd.,
Class A
14,151 6,279
China Zheshang Bank Co. Ltd.,
Class H
16,689 5,153
Chinalin Securities Co. Ltd.,
Class A *
2,375 5,121
Chongqing Afari Technology Co.
Ltd., Class A *
4,000 6,383
Chongqing Rural Commercial
Bank Co. Ltd., Class A
5,283 5,188
Chongqing Rural Commercial
Bank Co. Ltd., Class H
14,396 11,682
Chongqing Water Group Co.
Ltd., Class A
11,766 7,517
Chongqing Zhifei Biological
Products Co. Ltd., Class A *
3,192 6,416
CITIC Securities Co. Ltd., Class A
4,837 18,636
CITIC Securities Co. Ltd., Class
H
8,048 26,740
CMOC Group Ltd., Class A
3,892 10,655
CMOC Group Ltd., Class H
9,418 21,931
CNPC Capital Co. Ltd., Class A
8,565 9,881
Contemporary Amperex
Technology Co. Ltd., Class A
1,466 91,931
Contemporary Amperex
Technology Co. Ltd., Class H
805 76,470
COSCO SHIPPING Development
Co. Ltd., Class H
14,732 1,842
COSCO SHIPPING Holdings Co.
Ltd., Class H
1,564 2,828
Country Garden Services
Holdings Co. Ltd.
17,839 13,247
CSC Financial Co. Ltd., Class A
2,489 8,978
CSC Financial Co. Ltd., Class H,
144A
9,126 13,216
CSPC Innovation Pharmaceutical
Co. Ltd., Class A *
1,952 7,725
DaShenLin Pharmaceutical
Group Co. Ltd., Class A
602 1,469
DHC Software Co. Ltd., Class A
5,249 5,768
Number
of Shares Value $
Do-Fluoride New Materials Co.
Ltd., Class A
1,500 7,476
Dong-E-E-Jiao Co. Ltd., Class A
1,527 11,290
Dongxing Securities Co. Ltd.,
Class A
4,993 9,873
Duality Biotherapeutics, Inc. *
264 7,599
East Money Information Co. Ltd.,
Class A
7,234 20,499
Eastern Air Logistics Co. Ltd.,
Class A
2,300 5,603
Eastroc Beverage Group Co.
Ltd., Class A
211 4,445
Easyhome New Retail Group Co.
Ltd., Class A *
19,425 6,924
Ecovacs Robotics Co. Ltd., Class
A
473 4,108
Empyrean Technology Co. Ltd.,
Class A *
718 12,159
Eoptolink Technology, Inc. Ltd.,
Class A *
303 31,658
Espressif Systems Shanghai Co.
Ltd., Class A
317 7,858
Everbright Securities Co. Ltd.,
Class A
3,444 7,269
Everbright Securities Co. Ltd.,
Class H, 144A
5,508 5,243
Everdisplay Optronics Shanghai
Co. Ltd., Class A *
14,289 4,966
Fangda Carbon New Material
Co. Ltd., Class A
3,230 2,403
First Capital Securities Co. Ltd.,
Class A
9,151 9,474
Focus Media Information
Technology Co. Ltd., Class A
7,835 6,466
Foshan Haitian Flavouring &
Food Co. Ltd., Class A
2,748 14,599
Founder Securities Co. Ltd.,
Class A
5,833 5,944
Foxconn Industrial Internet Co.
Ltd., Class A
4,120 44,725
Full Truck Alliance Co. Ltd., ADR
3,193 28,162
Fuyao Glass Industry Group Co.
Ltd., Class A
809 6,301
Fuyao Glass Industry Group Co.
Ltd., Class H, 144A
2,580 18,303
GalaxyCore, Inc., Class A
2,594 5,559
Gan & Lee Pharmaceuticals Co.
Ltd., Class A
844 6,526
Ganfeng Lithium Group Co. Ltd.,
Class H, 144A
2,008 16,410
G-bits Network Technology
Xiamen Co. Ltd., Class A
92 4,517
GDS Holdings Ltd., Class A *
6,791 28,837
Gemdale Corp., Class A *
6,828 2,777
Genscript Biotech Corp. *
8,451 14,751
Geovis Technology Co. Ltd.,
Class A *
1,015 7,306
GF Securities Co. Ltd., Class A
3,813 10,653

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
GF Securities Co. Ltd., Class H
7,889 16,256
Giant Biogene Holding Co. Ltd.,
144A
2,244 8,607
Giant Network Group Co. Ltd.,
Class A
1,183 4,560
GigaDevice Semiconductor, Inc.,
Class A
297 20,514
Ginlong Technologies Co. Ltd.,
Class A
486 8,231
Glarun Technology Co. Ltd.,
Class A
1,468 5,185
Glodon Co. Ltd., Class A
5,027 7,360
GoerTek, Inc., Class A
1,580 6,270
Goldwind Science & Technology
Co. Ltd., Class A
1,212 4,198
Goldwind Science & Technology
Co. Ltd., Class H
5,619 9,829
Green Development Electricity
Group of Tianjin Co. Ltd.,
Class A
7,959 12,925
Greenland Holdings Corp. Ltd.,
Class A *
30,519 6,635
Greentown China Holdings Ltd.
11,299 12,788
GRG Banking Equipment Co.
Ltd., Class A
2,345 3,614
Guangdong Provincial
Expressway Development Co.
Ltd., Class A
3,297 6,832
Guangzhou Baiyun International
Airport Co. Ltd., Class A
4,651 5,689
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class H
1,417 2,797
Guangzhou Haige
Communications Group, Inc.
Co., Class A
4,024 9,427
Guangzhou Port Co. Ltd., Class
A
18,985 8,648
Guangzhou Shiyuan Electronic
Technology Co. Ltd., Class A
502 2,713
Guangzhou Tinci Materials
Technology Co. Ltd., Class A
1,300 10,004
Guangzhou Yuexiu Capital
Holdings Group Co. Ltd.,
Class A
6,938 8,240
Guocheng Mining Co. Ltd.,
Class A
1,384 8,634
Guolian Minsheng Securities Co.
Ltd., Class A
4,498 5,781
Guolian Minsheng Securities Co.
Ltd., Class H
7,531 3,872
Guosen Securities Co. Ltd.,
Class A
5,102 7,636
Guotai Haitong Securities Co.
Ltd.
7,740 17,606
Guotai Haitong Securities Co.
Ltd., Class H, 144A
14,950 24,912
Guoyuan Securities Co. Ltd.,
Class A
5,876 6,196
Number
of Shares Value $
H World Group Ltd., ADR
747 33,533
Haidilao International Holding
Ltd., 144A
8,546 13,914
Haier Smart Home Co. Ltd.,
Class H
6,159 15,481
Hainan Airport Infrastructure Co.
Ltd., Class A
13,142 6,239
Haisco Pharmaceutical Group
Co. Ltd., Class A
816 6,224
Haitian International Holdings
Ltd.
2,342 5,905
Hangzhou Binjiang Real Estate
Group Co. Ltd., Class A
3,644 5,594
Hangzhou Chang Chuan
Technology Co. Ltd., Class A
516 16,086
Hangzhou First Applied Material
Co. Ltd., Class A
2,796 7,402
Hangzhou GreatStar Industrial
Co. Ltd.
1,263 6,052
Hangzhou Lion Microelectronics
Co. Ltd., Class A *
1,216 9,960
Hangzhou Silan Microelectronics
Co. Ltd., Class A
1,660 8,495
Hangzhou Tigermed Consulting
Co. Ltd., Class A
855 4,989
Hangzhou Tigermed Consulting
Co. Ltd., Class H, 144A
1,458 5,756
Han's Laser Technology Industry
Group Co. Ltd., Class A
500 9,750
Hansoh Pharmaceutical Group
Co. Ltd., 144A
9,140 36,665
Haohua Chemical Science &
Technology Co. Ltd., Class A
647 3,703
Hebei Sinopack Electronic
Technology Co. Ltd., Class A
604 12,676
Hebei Yangyuan Zhihui Beverage
Co. Ltd., Class A
1,513 9,564
Hefei Meiya Optoelectronic
Technology, Inc., Class A
896 2,041
Heilongjiang Agriculture Co.
Ltd., Class A
231 487
Hengan International Group Co.
Ltd.
1,376 4,273
Hengtong Optic-electric Co. Ltd.,
Class A
700 7,984
Hgtech Co. Ltd., Class A
893 20,064
Hithink RoyalFlush Information
Network Co. Ltd., Class A
508 17,112
HLA Group Corp. Ltd., Class A
3,060 2,580
Holitech Technology Co. Ltd.,
Class A *
13,500 5,171
Hongta Securities Co. Ltd.,
Class A
5,124 5,199
Horizon Robotics *
48,514 32,745
Hua Hong Semiconductor Ltd.,
Class A *
236 8,261
Hua Hong Semiconductor Ltd.,
Class H, 144A *
2,774 57,091

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Huaan Securities Co. Ltd., Class
A
8,780 9,311
Huadong Medicine Co. Ltd.,
Class A
1,077 4,622
Hualan Biological Engineering,
Inc., Class A
2,384 4,845
Huali Industrial Group Co. Ltd.,
Class A
991 5,010
Huaneng Lancang River
Hydropower, Inc., Class A
9,158 13,409
Huaqin Co. Ltd., Class A
400 6,295
Huatai Securities Co. Ltd., Class
A
3,852 10,357
Huatai Securities Co. Ltd., Class
H, 144A
9,432 19,075
Huaxi Securities Co. Ltd., Class
A
5,148 6,160
Huaxia Bank Co. Ltd., Class A
9,138 9,068
Huaxia Eye Hospital Group Co.
Ltd., Class A
2,148 5,569
Hubei Dinglong Co. Ltd., Class A
1,296 12,869
Hubei Feilihua Quartz Glass Co.
Ltd., Class A *
624 12,344
Huishang Bank Corp. Ltd., Class
H
14,419 8,923
Huizhou Desay Sv Automotive
Co. Ltd., Class A
342 5,147
Hunan Yuneng New Energy
Battery Material Co. Ltd.,
Class A
400 5,230
Hundsun Technologies, Inc.,
Class A
1,843 6,615
Hwatsing Technology Co. Ltd.,
Class A
373 14,414
Hygon Information Technology
Co. Ltd., Class A
1,060 46,075
Hytera Communications Corp.
Ltd., Class A *
2,309 2,862
IEIT Systems Co. Ltd., Class A
748 7,150
Iflytek Co. Ltd., Class A
1,460 10,343
IKD Co. Ltd., Class A
1,800 4,249
Imeik Technology Development
Co. Ltd., Class A
605 9,373
Industrial & Commercial Bank of
China Ltd., Class A
18,269 19,508
Industrial & Commercial Bank of
China Ltd., Class H
246,944 209,216
Industrial Bank Co. Ltd., Class A
5,224 14,293
Industrial Securities Co. Ltd.,
Class A
8,097 6,886
INESA Intelligent Tech, Inc.,
Class A
3,284 8,976
Ingenic Semiconductor Co. Ltd.,
Class A
403 9,385
Inner Mongolia Yili Industrial
Group Co. Ltd., Class A
941 3,746
InnoScience Suzhou Technology
Holding Co. Ltd., Class H *
2,211 20,044
Number
of Shares Value $
Innovation New Material
Technology Co. Ltd., Class A
8,420 5,517
Innovent Biologics, Inc., 144A *
9,479 100,808
iQIYI, Inc., ADR *
3,651 4,162
iRay Group, Class A
523 15,625
Isoftstone Information
Technology Group Co. Ltd.,
Class A
883 4,315
J&T Global Express Ltd. *
22,905 26,390
Jafron Biomedical Co. Ltd., Class
A *
2,155 5,797
JD Health International, Inc.,
144A *
6,842 33,523
JD Logistics, Inc., 144A *
4,943 8,130
JD.com, Inc., Class A
10,455 151,408
Jiangsu Changshu Rural
Commercial Bank Co. Ltd.,
Class A
4,365 4,577
Jiangsu Financial Leasing Co.
Ltd., Class A
10,262 9,486
Jiangsu Hengli Hydraulic Co.
Ltd., Class A
344 5,551
Jiangsu Hengrui
Pharmaceuticals Co. Ltd.,
Class A
3,052 22,655
Jiangsu Hengrui
Pharmaceuticals Co. Ltd.,
Class H
1,437 11,038
Jiangsu Hoperun Software Co.
Ltd., Class A
952 5,663
Jiangsu Nhwa Pharmaceutical
Co. Ltd., Class A
2,925 8,777
Jiangsu Pacific Quartz Co. Ltd.,
Class A
1,374 13,660
Jiangsu Phoenix Publishing &
Media Corp. Ltd., Class A
5,531 7,321
Jiangsu Xinquan Automotive
Trim Co. Ltd., Class A
700 5,393
Jiangsu Yoke Technology Co.
Ltd., Class A
404 6,433
Jiangsu Yuyue Medical
Equipment & Supply Co. Ltd.,
Class A
1,032 4,034
Jinduicheng Molybdenum Co.
Ltd., Class A
1,816 6,492
Joincare Pharmaceutical Group
Industry Co. Ltd., Class A
781 1,178
Joinn Laboratories China Co.
Ltd., Class H, 144A
1,967 4,515
Jonjee Hi-Tech Industrial And
Commercial Holding Co. Ltd.,
Class A
545 1,582
J-Yuan Trust Co. Ltd., Class A *
13,722 6,271
Kangmei Pharmaceutical Co.
Ltd., Class A *
28,792 6,600
Kanzhun Ltd., ADR
2,177 29,542
KE Holdings, Inc., ADR
917 15,222
KE Holdings, Inc., Class A
5,631 31,196

DBX ETF Trust | 7
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Kingdee International Software
Group Co. Ltd. *
20,376 18,901
Kingnet Network Co. Ltd., Class
A
3,009 7,138
Kingsoft Cloud Holdings Ltd. *
25,152 19,961
Kingsoft Corp. Ltd.
8,076 21,825
Kuaishou Technology, 144A
17,819 103,539
Kuang-Chi Technologies Co.
Ltd., Class A *
1,033 6,143
Kunlun Tech Co. Ltd., Class A *
1,246 8,094
Laopu Gold Co. Ltd., Class H
275 17,684
LB Group Co. Ltd., Class A
1,900 4,018
Lenovo Group Ltd.
27,846 85,271
Lens Technology Co. Ltd., Class
H
1,465 4,501
Lepu Medical Technology Beijing
Co. Ltd., Class A
2,234 4,166
Li Auto, Inc., Class A *
7,331 54,112
Li Ning Co. Ltd.
10,166 23,607
Liaoning Port Co. Ltd., Class A
12,657 3,014
Livzon Pharmaceutical Group,
Inc., Class A
530 2,419
Livzon Pharmaceutical Group,
Inc., Class H
1,679 5,630
Longfor Group Holdings Ltd.,
144A
10,779 10,796
Loongson Technology Corp. Ltd.,
Class A *
455 9,811
Luxshare Precision Industry Co.
Ltd., Class A
2,056 22,286
Mango Excellent Media Co. Ltd.,
Class A
3,111 8,029
Mao Geping Cosmetics Co. Ltd.,
Class H
972 7,423
Maxscend Microelectronics Co.
Ltd., Class A *
626 10,008
Meinian Onehealth Healthcare
Holdings Co. Ltd., Class A
4,645 3,909
Meitu, Inc., 144A *
25,481 14,175
Meituan, Class B, 144A *
19,819 185,738
MGI Tech Co. Ltd., Class A *
888 6,632
Ming Yang Smart Energy Group
Ltd., Class A
2,576 6,298
MINISO Group Holding Ltd.
4,155 13,710
Minmetals Capital Co. Ltd.,
Class A
6,434 4,529
Mixue Group, Class H *
254 8,549
Montage Technology Co. Ltd.,
Class A
626 23,424
Muyuan Foods Group Co. Ltd.,
Class A
725 4,082
Nanjing King-Friend Biochemical
Pharmaceutical Co. Ltd.,
Class A
6,016 7,189
Nanjing Securities Co. Ltd.,
Class A
5,093 5,047
Number
of Shares Value $
NARI Technology Co. Ltd., Class
A
2,701 9,947
National Silicon Industry Group
Co. Ltd., Class A *
2,933 12,016
NAURA Technology Group Co.
Ltd., Class A
242 22,544
NavInfo Co. Ltd., Class A *
4,885 6,307
NetEase, Inc.
10,653 263,831
New China Life Insurance Co.
Ltd., Class A
896 7,911
New China Life Insurance Co.
Ltd., Class H
3,917 24,219
New Oriental Education &
Technology Group, Inc.
6,591 30,645
Newland Digital Technology Co.
Ltd., Class A
2,680 8,197
Nexchip Semiconductor Corp.,
Class A
1,126 7,587
Ningbo Deye Technology Co.
Ltd., Class A
592 10,125
Ningbo Joyson Electronic Corp.,
Class A *
1,580 6,127
Ningbo Joyson Electronic Corp..,
Class H
2,374 4,865
Ningbo Shanshan Co. Ltd., Class
A *
1,502 3,254
Ningbo Tuopu Group Co. Ltd.,
Class A
809 7,466
Ningbo Zhoushan Port Co. Ltd.,
Class A
12,362 6,363
NIO, Inc., ADR *
227 1,271
NIO, Inc., Class A *
11,678 63,326
Nongfu Spring Co. Ltd., Class
H, 144A
11,722 64,014
OFILM Group Co. Ltd., Class A *
3,310 4,386
OmniVision Integrated Circuits
Group, Inc.
702 9,863
Onewo, Inc., Class H
1,928 4,330
Oppein Home Group, Inc., Class
A
855 4,954
Orient Securities Co. Ltd., Class
A
5,417 7,459
Orient Securities Co. Ltd., Class
H, 144A
15,011 10,898
Oriental Pearl Group Co. Ltd.,
Class A
6,656 9,578
Ovctek China, Inc., Class A
3,712 6,632
Pacific Securities Co. Ltd., Class
A *
11,902 5,915
Pantum Technology Co. Ltd.,
Class A *
523 1,228
People.cn Co. Ltd., Class A
3,141 8,143
People's Insurance Co. Group of
China Ltd., Class H
26,624 17,597
Phancy Group Co. Ltd., Class H *
2,490 10,478
Pharmaron Beijing Co. Ltd.,
Class A
1,255 4,659

8 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Pharmaron Beijing Co. Ltd.,
Class H, 144A
4,148 9,273
PICC Property & Casualty Co.
Ltd., Class H
21,453 39,827
Ping An Bank Co. Ltd., Class A
5,319 8,598
Ping An Healthcare and
Technology Co. Ltd., 144A *
4,749 5,405
Ping An Insurance Group Co. of
China Ltd., Class A
4,595 36,358
Ping An Insurance Group Co. of
China Ltd., Class H
38,946 298,403
Piotech, Inc., Class A
177 16,439
Poly Developments and
Holdings Group Co. Ltd.,
Class A
10,872 9,278
Pony AI, Inc., ADR *
1,531 15,356
Pop Mart International Group
Ltd., 144A
2,521 55,776
Postal Savings Bank of China
Co. Ltd., Class A
3,272 2,410
Postal Savings Bank of China
Co. Ltd., Class H, 144A
31,108 19,925
Proya Cosmetics Co. Ltd., Class
A
400 3,657
Qfin Holdings, Inc., ADR
677 10,886
Qi An Xin Technology Group,
Inc., Class A *
1,391 5,511
Qingdao Sentury Tire Co. Ltd.,
Class A
2,100 4,727
Qinghai Salt Lake Industry Co.
Ltd., Class A *
2,040 9,284
QuantumCTek Co. Ltd., Class A
172 14,242
Quzhou Xin'an Development Co.
Ltd., Class A *
13,545 5,930
Range Intelligent Computing
Technology Group Co. Ltd.,
Class A
1,340 16,622
Raytron Technology Co. Ltd.,
Class A
471 8,903
Remegen Co. Ltd., Class A *
507 8,700
Remegen Co. Ltd., Class H,
144A *
1,166 12,296
Rockchip Electronics Co. Ltd.,
Class A
318 8,262
Ruijie Networks Co. Ltd., Class A
915 8,723
Ruyi Film Entertainment Co.
Ltd., Class A *
4,924 6,707
Sanan Optoelectronics Co. Ltd.,
Class A
1,092 2,526
Sangfor Technologies, Inc.,
Class A
494 7,813
SDIC Capital Co. Ltd., Class A
6,788 6,465
Sealand Securities Co. Ltd.,
Class A
13,508 7,432
SenseTime Group, Inc., Class B,
144A *
204,062 43,221
Seres Group Co. Ltd., Class A
502 6,048
Seres Group Co. Ltd., Class H
493 4,259
Number
of Shares Value $
SG Micro Corp., Class A
708 12,332
Shandong Gold Mining Co. Ltd.,
Class A
1,010 4,312
Shandong Gold Mining Co. Ltd.,
Class H, 144A
3,422 10,409
Shandong Himile Mechanical
Science & Technology Co.
Ltd., Class A
875 6,769
Shandong Hi-speed Co. Ltd.,
Class A
3,673 6,655
Shandong Publishing & Media
Co. Ltd., Class A
6,440 6,848
Shandong Sinocera Functional
Material Co. Ltd., Class A
1,137 8,539
Shandong Weigao Group
Medical Polymer Co. Ltd.,
Class H
17,107 7,334
Shanghai Aiko Solar Energy Co.
Ltd., Class A *
4,098 7,334
Shanghai Allist Pharmaceuticals
Co. Ltd., Class A
642 8,519
Shanghai Baosight Software Co.
Ltd., Class A
2,004 5,972
Shanghai Baosight Software Co.
Ltd., Class B
5,345 4,794
Shanghai Belling Co. Ltd., Class
A
1,988 8,509
Shanghai BOCHU Electronic
Technology Corp. Ltd., Class A
356 8,574
Shanghai Chicmax Cosmetic Co.
Ltd., Class H
413 1,916
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class A
2,900 9,972
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class H
4,201 9,123
Shanghai Fudan
Microelectronics Group Co.
Ltd., Class A
812 7,255
Shanghai Fudan
Microelectronics Group Co.
Ltd., Class H
1,545 6,218
Shanghai Henlius Biotech, Inc.,
Class H, 144A *
808 7,062
Shanghai International Airport
Co. Ltd., Class A
2,802 10,389
Shanghai International Port
Group Co. Ltd., Class A
7,065 5,360
Shanghai Jinjiang International
Hotels Co. Ltd., Class A
1,223 3,692
Shanghai Junshi Biosciences Co.
Ltd., Class A *
2,031 10,285
Shanghai Junshi Biosciences Co.
Ltd., Class H, 144A *
2,651 7,124
Shanghai Lingang Holdings
Corp. Ltd., Class A
3,620 4,797
Shanghai Lujiazui Finance &
Trade Zone Development Co.
Ltd., Class A
8,197 8,789

DBX ETF Trust | 9
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Shanghai M&G Stationery, Inc.,
Class A
1,031 3,515
Shanghai MicroPort MedBot
Group Co. Ltd., Class H *
4,667 15,089
Shanghai Moons' Electric Co.
Ltd., Class A
453 4,108
Shanghai Pharmaceuticals
Holding Co. Ltd., Class H
752 1,089
Shanghai Pudong Development
Bank Co. Ltd., Class A
10,921 15,134
Shanghai Putailai New Energy
Technology Group Co. Ltd.
1,068 4,838
Shanghai RAAS Blood Products
Co. Ltd., Class A
6,279 4,931
Shanghai Rural Commercial
Bank Co. Ltd., Class A
2,542 3,196
Shanghai Stonehill Technology
Co. Ltd., Class A *
8,300 9,415
Shanghai United Imaging
Healthcare Co. Ltd., Class A
519 9,234
Shanghai Yuyuan Tourist Mart
Group Co. Ltd., Class A
6,397 4,485
Shanghai Zhangjiang High-Tech
Park Development Co. Ltd.,
Class A
1,855 9,531
Shanghai Zhonggu Logistics Co.
Ltd., Class A
4,496 6,915
Shanjin International Gold Co.
Ltd., Class A
1,366 4,538
Shanxi Securities Co. Ltd., Class
A
7,267 5,589
Sharetronic Data Technology Co.
Ltd., Class A
604 21,408
Shengyi Electronics Co. Ltd.,
Class A
260 5,308
Shengyi Technology Co. Ltd.,
Class A
1,010 21,005
Shennan Circuits Co. Ltd., Class
A
295 17,950
Shenwan Hongyuan Group Co.
Ltd., Class A
17,777 11,595
Shenwan Hongyuan Group Co.
Ltd., Class H, 144A
17,203 5,685
Shenyang Xingqi Pharmaceutical
Co. Ltd., Class A
1,131 6,430
Shenzhen Dobot Corp.. Ltd.,
Class H *
2,130 8,436
Shenzhen Expressway Corp.
Ltd., Class A
3,610 4,762
Shenzhen Expressway Corp.
Ltd., Class H
8,223 7,229
Shenzhen Fastprint Circuit Tech
Co. Ltd., Class A
3,085 17,648
Shenzhen Goodix Technology
Co. Ltd., Class A
632 5,703
Shenzhen Han's CNC
Technology Co. Ltd., Class A
260 10,728
Number
of Shares Value $
Shenzhen Hepalink
Pharmaceutical Group Co.
Ltd., Class A
1,751 2,574
Shenzhen Hepalink
Pharmaceutical Group Co.
Ltd., Class H, 144A
12,391 6,530
Shenzhen Huaqiang Industry Co.
Ltd., Class A
1,384 5,965
Shenzhen Infogem Technologies
Co. Ltd., Class A *
952 5,446
Shenzhen Inovance Technology
Co. Ltd., Class A
849 9,287
Shenzhen Kaifa Technology Co.
Ltd., Class A
1,314 7,733
Shenzhen Kangtai Biological
Products Co. Ltd., Class A
3,047 5,723
Shenzhen Longsys Electronics
Co. Ltd., Class A *
182 14,839
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
645 14,484
Shenzhen New Industries
Biomedical Engineering Co.
Ltd., Class A
944 6,526
Shenzhen Overseas Chinese
Town Co. Ltd., Class A *
22,184 6,365
Shenzhen Salubris
Pharmaceuticals Co. Ltd.,
Class A
1,618 7,997
Shenzhen SC New Energy
Technology Corp., Class A *
255 3,044
Shenzhen Sunlord Electronics
Co. Ltd., Class A
1,050 7,819
Shenzhen Sunway
Communication Co. Ltd.,
Class A
780 11,380
Shenzhen Transsion Holdings
Co. Ltd., Class A
432 3,846
Shenzhou International Group
Holdings Ltd.
5,362 31,759
Shijiazhuang Yiling
Pharmaceutical Co. Ltd.,
Class A
2,275 5,457
Siasun Robot & Automation Co.
Ltd., Class A *
1,500 3,281
SICC Co. Ltd., Class A *
471 10,247
Sichuan Biokin Pharmaceutical
Co. Ltd., Class A *
240 8,468
Sichuan Chuantou Energy Co.
Ltd., Class A
6,056 13,883
Sichuan Kelun-Biotech
Biopharmaceutical Co. Ltd.,
Class H *
367 21,634
Sichuan Swellfun Co. Ltd., Class
A
1,000 5,295
Silergy Corp.
1,538 29,458
Sinocelltech Group Ltd., Class
A *
1,218 6,890
Sinolink Securities Co. Ltd.,
Class A
5,410 6,937

10 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Sinomine Resource Group Co.
Ltd., Class A
692 6,334
Sinopharm Group Co. Ltd.,
Class H
4,365 9,424
Skshu Paint Co. Ltd., Class A
160 859
Skyverse Technology Co. Ltd.,
Class A *
370 11,923
Smartsens Technology Shanghai
Co. Ltd., Class A
469 6,859
Smoore International Holdings
Ltd., 144A
16,317 18,946
Songcheng Performance
Development Co. Ltd., Class A
3,718 3,706
SooChow Securities Co. Ltd.,
Class A
6,407 7,429
Southwest Securities Co. Ltd.,
Class A
10,972 6,458
Spring Airlines Co. Ltd., Class A
359 2,602
StarPower Semiconductor Ltd.,
Class A
439 8,356
State Grid Information &
Communication Co. Ltd.,
Class A
1,644 4,253
Sungrow Power Supply Co. Ltd.,
Class A
1,058 27,851
Sunny Optical Technology Group
Co. Ltd.
2,964 31,692
Sunresin New Materials Co. Ltd.,
Class A
527 4,676
Sunshine Insurance Group Co.
Ltd., Class H
8,428 3,807
Sunwoda Electronic Co. Ltd.,
Class A
1,384 4,665
SUPCON Technology Co. Ltd.,
Class A *
1,056 13,400
Suzhou Maxwell Technologies
Co. Ltd., Class A
341 12,591
Suzhou TFC Optical
Communication Co. Ltd.,
Class A
387 26,054
TAL Education Group, ADR *
1,863 18,090
Talkweb Information System Co.
Ltd., Class A *
1,284 5,636
TangShan Port Group Co. Ltd.,
Class A
17,020 11,051
Tasly Pharmaceutical Group Co.
Ltd., Class A
2,422 5,040
Tencent Holdings Ltd.
37,122 2,023,441
Tencent Music Entertainment
Group, ADR
3,771 34,769
Thunder Software Technology
Co. Ltd., Class A
907 8,475
Tianfeng Securities Co. Ltd.,
Class A *
11,206 5,552
Tianjin Pharmaceutical Da Re
Tang Group Corp. Ltd., Class
A
958 5,769
Tianqi Lithium Corp., Class A *
864 8,035
Number
of Shares Value $
Tianqi Lithium Corp., Class H *
914 5,724
Tianshui Huatian Technology Co.
Ltd., Class A *
2,327 6,656
Tongcheng Travel Holdings Ltd.
10,063 18,181
Tonghua Dongbao
Pharmaceutical Co. Ltd.,
Class A
4,284 5,329
Topchoice Medical Corp., Class
A
919 5,085
TravelSky Technology Ltd., Class
H
12,280 14,446
Tsinghua Tongfang Co. Ltd.,
Class A *
5,275 6,233
UBTech Robotics Corp. Ltd.,
Class H *
1,604 20,916
Unigroup Guoxin
Microelectronics Co. Ltd.,
Class A
812 9,523
Unisplendour Corp. Ltd., Class A
2,865 12,136
United Nova Technology Co.
Ltd., Class A *
5,684 6,776
Vanchip Tianjin Technology Co.
Ltd., Class A *
1,086 4,735
Venustech Group, Inc., Class A *
4,274 8,894
Verisilicon Microelectronics
Shanghai Co. Ltd., Class A *
470 17,158
Victory Giant Technology
Huizhou Co. Ltd., Class A
450 24,526
Vipshop Holdings Ltd., ADR
1,494 21,245
Walvax Biotechnology Co. Ltd.,
Class A
3,432 6,533
Wangfujing Group Co. Ltd.,
Class A
2,144 3,545
Wangsu Science & Technology
Co. Ltd., Class A *
5,672 12,466
Wanxiang Qianchao Co. Ltd.,
Class A
3,892 8,508
Weibo Corp., ADR
1,023 8,041
Weihai Guangwei Composites
Co. Ltd., Class A *
1,280 5,664
Weilong Delicious Global
Holdings Ltd.
2,793 2,908
Western Securities Co. Ltd.,
Class A
6,866 6,692
Western Superconducting
Technologies Co. Ltd., Class A
556 5,556
Winner Medical Co. Ltd., Class A
667 2,890
Winning Health Technology
Group Co. Ltd., Class A
4,966 5,758
Wuhan Jingce Electronic Group
Co. Ltd., Class A
432 12,408
WUS Printed Circuit Kunshan
Co. Ltd., Class A
982 19,177
WuXi AppTec Co. Ltd., Class A
1,240 18,633
WuXi AppTec Co. Ltd., Class H,
144A
3,101 51,555
Wuxi Biologics Cayman, Inc.,
144A *
27,464 116,831

DBX ETF Trust | 11
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
WuXi XDC Cayman, Inc. *
2,493 17,463
XD, Inc.
2,011 13,048
Xiamen C & D, Inc., Class A
2,477 3,550
Xiamen Faratronic Co. Ltd.,
Class A
291 7,139
Xiaomi Corp., Class B, 144A *
62,978 225,317
XPeng, Inc., Class A *
9,055 73,770
XtalPi Holdings Ltd. *
16,106 16,933
Yadea Group Holdings Ltd., 144A
7,415 10,663
Yangtze Optical Fibre & Cable
Joint Stock Ltd. Co., Class H,
144A
1,845 53,485
Yangzhou Yangjie Electronic
Technology Co. Ltd., Class A
755 11,961
Yealink Network Technology
Corp. Ltd., Class A
1,276 6,822
Yifeng Pharmacy Chain Co. Ltd.,
Class A
2,485 7,769
Yongan Futures Co. Ltd., Class A
3,512 7,225
Yonghui Superstores Co. Ltd.,
Class A *
10,613 5,808
Yonyou Network Technology Co.
Ltd., Class A *
5,129 7,866
Youngor Fashion Co. Ltd., Class
A
8,255 9,108
Yunnan Baiyao Group Co. Ltd.,
Class A
1,487 10,983
Yunnan Botanee Bio-Technology
Group Co. Ltd., Class A
835 4,662
Yunnan Energy New Material
Group Co. Ltd., Class A *
382 3,981
Zai Lab Ltd. *
8,023 14,239
Zai Lab Ltd., ADR *
147 2,600
Zangge Mining Co. Ltd., Class A
801 9,143
Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd.,
Class A
396 7,521
Zhaojin Mining Industry Co. Ltd.,
Class H
7,171 19,727
Zhejiang Century Huatong
Group Co. Ltd., Class A
4,236 9,134
Zhejiang Cfmoto Power Co. Ltd.,
Class A
100 3,313
Zhejiang China Commodities
City Group Co. Ltd., Class A
4,434 8,401
Zhejiang Chint Electrics Co. Ltd.,
Class A
1,339 5,771
Zhejiang Crystal-Optech Co.
Ltd., Class A
1,479 8,610
Zhejiang Dahua Technology Co.
Ltd., Class A
2,774 6,847
Zhejiang Dingli Machinery Co.
Ltd., Class A
756 5,717
Zhejiang Expressway Co. Ltd.,
Class H
12,975 11,125
Zhejiang Huahai Pharmaceutical
Co. Ltd., Class A
3,386 7,992
Number
of Shares Value $
Zhejiang Jingsheng Mechanical
& Electrical Co. Ltd., Class A
865 6,501
Zhejiang Jinke Tom Culture
Industry Co. Ltd., Class A *
7,975 4,576
Zhejiang Leapmotor Technology
Co. Ltd., Class H, 144A *
2,719 13,634
Zhejiang NHU Co. Ltd., Class A
3,410 14,812
Zhejiang Provincial New Energy
Investment Group Co. Ltd.,
Class A
7,960 12,491
Zhejiang Sanhua Intelligent
Controls Co. Ltd., Class H
2,233 8,952
Zhejiang Shuanghuan Driveline
Co. Ltd., Class A
1,002 5,814
Zhejiang Wanfeng Auto Wheel
Co. Ltd., Class A
2,090 3,666
Zhejiang Weiming Environment
Protection Co. Ltd., Class A
1,702 3,793
Zhejiang Weixing New Building
Materials Co. Ltd., Class A
1,124 1,667
Zheshang Securities Co. Ltd.,
Class A
4,456 6,221
ZhongAn Online P&C Insurance
Co. Ltd., Class H, 144A *
3,408 4,696
Zhongfu Shenying Carbon Fiber
Co. Ltd., Class A
1,432 10,212
Zhongji Innolight Co. Ltd., Class
A
257 44,135
Zhongsheng Group Holdings Ltd.
865 680
Zhongtai Securities Co. Ltd.,
Class A
13,094 10,535
Zijin Mining Group Co. Ltd.,
Class A
4,212 18,962
Zijin Mining Group Co. Ltd.,
Class H
19,851 83,027
ZTO Express Cayman, Inc.
1,633 36,192
(Cost $11,065,051)
11,800,703
Colombia — 0.1%
Ecopetrol SA
9,343 6,783
Grupo Cibest SA
841 17,446
Grupo de Inversiones
Suramericana SA
462 6,343
Interconexion Electrica SA ESP
1,986 16,370
(Cost $23,971)
46,942
Cyprus — 0.0%
Bank of Cyprus Holdings PLC
(Cost $7,956)
933 10,234
Czech Republic — 0.1%
CEZ AS
534 32,220
Komercni Banka AS
342 16,241
(Cost $49,602)
48,461
Egypt — 0.1%
Commercial International Bank -
Egypt (CIB)
5,146 13,106
EFG Holding S.A.E. *
14,559 7,450

12 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Fawry for Banking & Payment
Technology Services SAE *
35,876 14,049
Talaat Moustafa Group
6,344 11,663
(Cost $34,533)
46,268
Greece — 0.2%
Alpha Bank SA
2,985 13,620
Eurobank SA
5,097 23,738
Hellenic Telecommunications
Organization SA
1,412 29,972
JUMBO SA
428 11,627
National Bank of Greece SA
1,602 27,715
Piraeus Bank SA *
2,399 25,616
(Cost $105,839)
132,288
Hong Kong — 3.5%
Alibaba Group Holding Ltd.
108,027 1,666,428
Beijing Enterprises Water Group
Ltd.
17,969 6,236
BOC Hong Kong Holdings Ltd.
13,868 84,828
Brilliance China Automotive
Holdings Ltd.
13,576 4,538
C&D International Investment
Group Ltd.
3,976 8,005
China Medical System Holdings
Ltd.
9,039 12,202
China Merchants Port Holdings
Co. Ltd.
8,223 16,147
China Overseas Land &
Investment Ltd.
27,136 54,082
China Resources Land Ltd.
12,307 55,463
China Ruyi Holdings Ltd. *
94,750 16,442
China State Construction
International Holdings Ltd.
8,028 8,963
China Taiping Insurance
Holdings Co. Ltd.
5,471 13,871
Cowell e Holdings, Inc. *
2,061 7,458
Far East Horizon Ltd.
24,036 23,584
Guming Holdings Ltd.
3,966 11,538
Guotai Junan International
Holdings Ltd.
35,511 9,832
NetEase Cloud Music, Inc.,
144A *
771 11,697
Topsports International Holdings
Ltd., 144A
25,408 9,077
Want Want China Holdings Ltd.
16,365 8,686
Yuexiu Property Co. Ltd.
16,356 9,120
(Cost $1,749,099)
2,038,197
Hungary — 0.2%
OTP Bank Nyrt
612 83,853
Richter Gedeon Nyrt
1,080 45,707
(Cost $67,182)
129,560
India — 10.3%
360 ONE WAM Ltd.
1,566 18,207
ABB India Ltd.
104 7,940
Abbott India Ltd.
65 18,374
Number
of Shares Value $
Adani Energy Solutions Ltd. *
2,215 35,284
Adani Green Energy Ltd. *
2,844 44,169
Adani Ports & Special Economic
Zone Ltd.
3,842 72,982
Aditya Birla Capital Ltd. *
4,483 17,144
Alkem Laboratories Ltd.
202 11,690
Ambuja Cements Ltd.
949 4,474
APL Apollo Tubes Ltd.
486 9,368
Apollo Hospitals Enterprise Ltd.
625 53,793
Ashok Leyland Ltd.
7,915 12,951
Asian Paints Ltd.
2,202 61,925
Astral Ltd.
496 8,240
AU Small Finance Bank Ltd.,
144A
1,990 20,627
Aurobindo Pharma Ltd.
1,902 28,558
Avenue Supermarts Ltd., 144A *
1,008 43,020
Axis Bank Ltd.
7,401 100,233
Axis Bank Ltd., GDR
195 13,104
Bajaj Auto Ltd.
266 29,288
Bajaj Finance Ltd. *
16,324 156,066
Bajaj Finserv Ltd.
2,479 46,543
Bajaj Holdings & Investment Ltd.
158 17,232
Bandhan Bank Ltd., 144A
2,874 6,302
Bank of Baroda
3,606 10,192
Bank of India
4,928 7,258
Berger Paints India Ltd.
1,465 7,720
Bharat Forge Ltd.
1,349 27,792
Bharti Airtel Ltd.
15,183 292,313
Biocon Ltd.
4,540 20,485
Bosch Ltd.
43 16,578
Britannia Industries Ltd.
411 22,516
BSE Ltd. *
1,411 61,581
Canara Bank
5,441 7,491
CG Power & Industrial Solutions
Ltd.
2,687 25,949
Cholamandalam Investment and
Finance Co. Ltd.
2,940 47,588
Cipla Ltd.
3,267 48,180
Coforge Ltd.
1,644 24,605
Colgate-Palmolive India Ltd.
950 20,599
Container Corp. Of India Ltd.
1,795 8,761
Coromandel International Ltd.
727 13,420
Cummins India Ltd.
637 39,434
Dabur India Ltd.
3,666 17,111
Delhivery Ltd. *
2,680 12,761
Divi's Laboratories Ltd.
756 53,055
Dixon Technologies India Ltd.
141 17,104
DLF Ltd.
4,270 26,546
Dr Reddy's Laboratories Ltd.
4,459 61,182
Eicher Motors Ltd.
453 34,223
Embassy Office Parks REIT
5,475 24,618
Eternal Ltd. *
30,709 81,001

DBX ETF Trust | 13
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Exide Industries Ltd.
2,403 9,776
Federal Bank Ltd.
7,353 22,365
Fortis Healthcare Ltd.
2,926 28,596
FSN E-Commerce Ventures
Ltd. *
5,317 14,681
GE Vernova T&D India Ltd.
666 36,094
General Insurance Corp. of India,
144A
2,247 9,018
Gland Pharma Ltd., 144A
727 17,218
GlaxoSmithKline
Pharmaceuticals Ltd.
549 12,773
Glenmark Pharmaceuticals Ltd.
1,310 31,370
GMR Airports Ltd. *
9,152 9,669
Godrej Consumer Products Ltd.
2,612 28,300
Godrej Properties Ltd. *
1,087 20,169
Grasim Industries Ltd.
445 14,626
Gujarat Fluorochemicals Ltd.
165 6,303
HCL Technologies Ltd.
7,036 87,676
HDFC Asset Management Co.
Ltd., 144A
1,449 40,790
HDFC Bank Ltd.
41,067 321,857
HDFC Life Insurance Co. Ltd.,
144A
3,914 24,506
Hero MotoCorp Ltd.
75 3,871
Hexaware Technologies Ltd.
984 5,262
Hindalco Industries Ltd.
3,269 38,770
Hindustan Unilever Ltd.
4,531 102,711
Hindustan Zinc Ltd.
2,311 15,397
Hitachi Energy India Ltd.
107 43,301
Honeywell Automation India Ltd.
15 5,608
Housing & Urban Development
Corp. Ltd.
3,997 8,562
Hyundai Motor India Ltd.
387 7,838
ICICI Bank Ltd.
19,106 252,682
ICICI Lombard General Insurance
Co. Ltd., 144A
1,620 30,562
ICICI Prudential Life Insurance
Co. Ltd., 144A
1,365 7,241
IDFC First Bank Ltd.
21,092 15,835
Indian Bank
750 6,576
Indian Railway Catering &
Tourism Corp. Ltd.
1,353 7,261
Indian Railway Finance Corp.
Ltd., 144A
13,699 14,061
Indian Renewable Energy
Development Agency Ltd.
6,803 9,542
Indus Towers Ltd. *
3,945 18,357
IndusInd Bank Ltd. *
1,727 16,622
Info Edge India Ltd.
2,466 25,828
Infosys Ltd., ADR
48 607
Infosys Ltd.
23,330 285,093
InterGlobe Aviation Ltd., 144A
819 37,976
Jio Financial Services Ltd.
19,524 49,108
JSW Steel Ltd.
1,832 24,645
Number
of Shares Value $
Jubilant Foodworks Ltd.
2,466 11,097
Kalyan Jewellers India Ltd.
2,746 10,263
Kaynes Technology India Ltd. *
297 9,797
Kotak Mahindra Bank Ltd.
20,539 83,064
KPIT Technologies Ltd.
1,376 11,181
Kwality Wall's India Ltd. *
5,179 1,471
L&T Finance Ltd.
6,759 20,391
L&T Technology Services Ltd.,
144A
214 7,732
Laurus Labs Ltd., 144A
2,232 32,000
Life Insurance Corp. of India
1,122 4,858
Linde India Ltd.
141 10,693
Lloyds Metals & Energy Ltd. *
639 12,121
Lodha Developers Ltd., 144A
1,960 19,354
LTIMindtree Ltd., 144A
332 14,194
Lupin Ltd.
1,958 46,739
Mahindra & Mahindra Financial
Services Ltd.
4,626 14,786
Mahindra & Mahindra Ltd.
2,739 87,809
MakeMyTrip Ltd. *
404 18,883
Mankind Pharma Ltd.
891 22,281
Marico Ltd.
2,449 21,183
Maruti Suzuki India Ltd.
385 53,199
Max Financial Services Ltd. *
970 17,092
Max Healthcare Institute Ltd.
4,974 50,531
Motilal Oswal Financial Services
Ltd.
1,097 10,156
Mphasis Ltd.
769 18,386
Multi Commodity Exchange of
India Ltd.
874 27,181
Muthoot Finance Ltd.
818 28,784
Nestle India Ltd.
2,687 40,206
NHPC Ltd.
24,157 20,055
Nippon Life India Asset
Management Ltd., 144A
1,403 16,248
Oberoi Realty Ltd.
1,053 18,922
One 97 Communications Ltd. *
2,378 28,005
Oracle Financial Services
Software Ltd.
187 19,613
Page Industries Ltd.
41 16,484
Patanjali Foods Ltd.
825 3,962
PB Fintech Ltd. *
2,332 41,792
Persistent Systems Ltd.
695 38,000
Phoenix Mills Ltd.
1,163 21,683
PI Industries Ltd.
350 10,224
Pidilite Industries Ltd.
1,958 30,561
Power Finance Corp. Ltd.
9,808 44,250
Power Grid Corp. of India Ltd.
17,803 54,449
Premier Energies Ltd., 144A
947 10,576
Prestige Estates Projects Ltd.
841 12,121
Procter & Gamble Hygiene &
Health Care Ltd.
80 8,127
Rail Vikas Nigam Ltd.
3,351 8,658

14 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
REC Ltd.
8,995 31,970
Samvardhana Motherson
International Ltd.
10,216 15,672
SBI Cards & Payment Services
Ltd.
2,121 13,941
SBI Life Insurance Co. Ltd., 144A
1,732 33,366
Schaeffler India Ltd.
354 15,385
Shriram Finance Ltd.
8,938 89,112
SJVN Ltd.
10,516 8,320
Sona Blw Precision Forgings
Ltd., 144A
2,623 16,772
SRF Ltd.
547 15,637
State Bank of India
6,430 65,275
Sun Pharmaceutical Industries
Ltd.
6,273 118,804
Sundaram Finance Ltd.
394 17,373
Supreme Industries Ltd.
236 8,816
Suzlon Energy Ltd. *
81,815 49,080
Tata Communications Ltd.
1,069 22,111
Tata Consultancy Services Ltd.
6,323 150,348
Tata Consumer Products Ltd.
2,461 30,527
Tata Elxsi Ltd.
275 12,405
Tata Investment Corp. Ltd.
1,544 11,217
Tata Steel Ltd.
7,120 15,591
Tech Mahindra Ltd.
3,594 56,138
Thermax Ltd.
231 12,116
Titan Co. Ltd.
2,202 94,452
Torrent Pharmaceuticals Ltd.
695 32,268
Trent Ltd.
745 33,125
Tube Investments of India Ltd.
343 11,342
TVS Motor Co. Ltd.
557 19,675
UltraTech Cement Ltd.
234 28,282
United Spirits Ltd.
1,376 18,395
UNO Minda Ltd.
562 6,517
UPL Ltd.
3,490 23,688
Varun Beverages Ltd.
9,260 51,466
Vishal Mega Mart Ltd. *
15,167 19,441
Vodafone Idea Ltd. *
207,468 30,552
Wipro Ltd.
17,921 38,530
Yes Bank Ltd. *
62,533 15,238
Zydus Lifesciences Ltd.
1,511 17,141
(Cost $5,087,817)
5,995,930
Indonesia — 0.5%
Amman Mineral Internasional
PT *
54,656 10,093
Barito Renewables Energy Tbk
PT *
49,027 9,054
Bumi Resources Minerals Tbk
PT *
345,522 11,504
Elang Mahkota Teknologi Tbk PT
135,028 4,647
GoTo Gojek Tokopedia Tbk PT *
6,676,958 18,682
Pantai Indah Kapuk Dua Tbk
PT *
20,093 8,292
Number
of Shares Value $
PT Bank Central Asia Tbk
198,298 63,251
PT Bank Mandiri Persero Tbk
144,675 33,032
PT Bank Rakyat Indonesia
Persero Tbk
267,594 44,175
PT Barito Pacific Tbk *
102,174 11,092
PT Chandra Asri Pacific Tbk
50,995 5,094
PT Indofood CBP Sukses
Makmur Tbk
11,124 4,420
PT Indosat Tbk
48,496 5,862
PT Kalbe Farma Tbk
173,369 7,470
PT Sumber Alfaria Trijaya Tbk
53,808 3,463
PT Telkom Indonesia Persero
Tbk
299,889 50,849
PT Unilever Indonesia Tbk
26,254 2,512
Trimegah Bangun Persada Tbk
PT
62,571 3,116
XLSMART Telecom Sejahtera
Tbk PT
37,682 5,968
(Cost $565,947)
302,576
Ireland — 0.7%
PDD Holdings, Inc., ADR *
(Cost $581,570)
4,587 387,326
Kazakhstan — 0.0%
Solidcore Resources PLC * (a)
(Cost $548,412)
28,889 0
Kuwait — 0.5%
Al Ahli Bank of Kuwait KSCP
9,479 8,486
Boubyan Bank KSCP
7,690 16,280
Burgan Bank SAK
11,010 6,975
Gulf Bank KSCP
8,835 9,994
Kuwait Finance House KSCP
51,385 129,542
Mabanee Co KPSC
3,884 12,390
Mobile Telecommunications Co.
KSCP
13,617 26,319
National Bank of Kuwait SAKP
32,743 90,059
Warba Bank KSCP
18,242 16,391
(Cost $262,921)
316,436
Malaysia — 1.0%
99 Speed Mart Retail Holdings
BHD
11,500 9,571
AMMB Holdings Bhd
3,600 5,883
Axiata Group Bhd
23,752 11,981
Celcomdigi Bhd
22,700 17,461
CIMB Group Holdings Bhd
48,404 91,314
Fraser & Neave Holdings Bhd
900 6,424
Gamuda Bhd
30,304 32,100
Hong Leong Bank Bhd
3,300 17,378
IHH Healthcare Bhd
14,700 33,404
IJM Corp. Bhd
12,700 7,239
IOI Properties Group Bhd
11,300 11,970
KPJ Healthcare Bhd
16,200 13,115
Kuala Lumpur Kepong Bhd
1,100 5,637

DBX ETF Trust | 15
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Malayan Banking Bhd
22,356 59,992
Maxis Bhd
19,500 18,246
MR DIY Group M Bhd, 144A
22,650 9,026
Nestle Malaysia Bhd
219 5,026
PPB Group Bhd
4,000 9,977
Press Metal Aluminium Holdings
Bhd
7,000 15,889
Public Bank Bhd
57,400 68,185
QL Resources Bhd
5,750 5,221
RHB Bank Bhd
9,236 19,124
Sime Darby Bhd
7,500 3,934
Sime Darby Property Bhd
32,400 12,176
Sunway Bhd
10,200 13,892
Sunway Healthcare Holdings
BHD *
1,180 527
Telekom Malaysia Bhd
16,400 30,608
TIME dotCom Bhd
8,300 12,623
United Plantations BHD
2,100 16,461
Westports Holdings Bhd
7,063 10,884
YTL Corp. Bhd
12,200 6,308
(Cost $447,823)
581,576
Mexico — 1.5%
America Movil SAB de CV,
Series B
100,701 127,641
Arca Continental SAB de CV
3,074 39,908
Cemex SAB de CV, Series CPO
29,337 38,623
Coca-Cola Femsa SAB de CV
3,534 38,191
El Puerto de Liverpool SAB de
CV, Class C1
1,194 7,039
Fibra Uno Administracion SA de
CV REIT
14,236 24,628
Gruma SAB de CV, Class B
352 5,902
Grupo Aeroportuario del Centro
Norte SAB de CV
1,679 21,109
Grupo Aeroportuario del Pacifico
SAB de CV, Class B
1,547 36,427
Grupo Aeroportuario del Sureste
SAB de CV, Class B
833 24,690
Grupo Bimbo SAB de CV, Series
A
8,840 30,429
Grupo Carso SAB de CV, Series
A1
1,077 8,539
Grupo Comercial Chedraui SA
de CV
1,983 11,142
Grupo Financiero Banorte SAB
de CV, Class O
10,048 104,757
Grupo Financiero Inbursa SAB
de CV, Class O
2,181 5,421
Grupo Mexico SAB de CV, Series
B
11,283 140,047
Industrias Penoles SAB de CV
593 34,481
Kimberly-Clark de Mexico SAB
de CV, Class A
7,098 15,718
Prologis Property Mexico SA de
CV REIT
8,352 40,149
Number
of Shares Value $
Promotora y Operadora de
Infraestructura SAB de CV
1,076 17,322
Wal-Mart de Mexico SAB de CV
32,002 96,702
(Cost $702,426)
868,865
Netherlands — 0.0%
Nebius Group N.V., Class A * (a)
(Cost $1,831,427)
28,401 0
Philippines — 0.3%
Ayala Corp.
1,010 7,159
Ayala Land, Inc.
45,700 10,817
Bank of the Philippine Islands
8,304 12,659
BDO Unibank, Inc.
8,039 14,891
Globe Telecom, Inc.
525 14,404
International Container Terminal
Services, Inc.
5,490 67,068
Jollibee Foods Corp.
1,380 2,843
Metropolitan Bank & Trust Co.
6,480 6,680
PLDT, Inc.
735 13,710
SM Investments Corp.
2,210 20,594
SM Prime Holdings, Inc.
39,500 11,799
(Cost $229,234)
182,624
Qatar — 0.4%
Al Rayan Bank
22,206 13,265
Commercial Bank PSQC
16,214 18,703
Dukhan Bank
8,535 8,125
Estithmar Holding QPSC *
11,336 13,341
Industries Qatar QSC
6,758 22,830
Ooredoo QPSC
8,847 32,560
Qatar International Islamic Bank
QSC
3,966 11,982
Qatar Islamic Bank QPSC
6,181 38,672
Qatar National Bank QPSC
14,400 70,398
(Cost $205,513)
229,876
Russia — 0.0%
Alrosa PJSC * (a)
246,725 0
GMK Norilskiy Nickel PAO * (a)
559,300 0
Mobile TeleSystems PJSC * (a)
32,151 0
Novolipetsk Steel PJSC * (a)
121,611 0
PIK-Spetsializirovannyy
Zastroyshchik PAO * (a)
21,692 0
Polyus PJSC * (a)
27,930 0
Sberbank of Russia PJSC * (a)
989,954 0
United Co. RUSAL International
PJSC * (a)
255,320 0
(Cost $7,670,764)
0
Saudi Arabia — 1.8%
ACWA Power Co. *
880 43,313
Al Rajhi Bank
7,297 129,505
Alinma Bank
5,875 37,574
Almarai Co. JSC
1,784 21,916
Arab National Bank
2,495 14,095

16 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Arabian Internet &
Communications Services Co.
286 16,279
Bank AlBilad
2,202 14,306
Bank Al-Jazira
2,429 7,379
Banque Saudi Fransi
3,743 19,081
Bupa Arabia for Cooperative
Insurance Co.
411 18,805
Co. for Cooperative Insurance *
281 10,334
Dar Al Arkan Real Estate
Development Co. *
3,790 16,947
Dr Sulaiman Al Habib Medical
Services Group Co.
649 37,668
Elm Co.
181 33,088
Etihad Etisalat Co.
2,606 44,167
Jarir Marketing Co.
1,995 8,384
Mouwasat Medical Services Co.
752 13,256
Nahdi Medical Co.
394 10,337
Riyad Bank
5,046 27,082
SABIC Agri-Nutrients Co.
934 34,522
SAL Saudi Logistics Services
150 6,823
Saudi Arabian Mining Co. *
5,327 88,225
Saudi Awwal Bank
2,905 26,413
Saudi Basic Industries Corp.
1,969 30,013
Saudi Industrial Investment
Group
3,270 12,461
Saudi Investment Bank
3,707 13,237
Saudi National Bank
10,998 115,472
Saudi Research & Media Group *
331 6,898
Saudi Tadawul Group Holding
Co.
385 14,107
Saudi Telecom Co.
11,748 137,873
Yanbu National Petrochemical
Co.
1,061 9,624
(Cost $952,408)
1,019,184
Singapore — 0.3%
BOC Aviation Ltd., 144A
1,938 18,917
Trip.com Group Ltd. *
3,785 178,108
Trip.com Group Ltd., ADR *
41 1,945
(Cost $218,055)
198,970
South Africa — 2.8%
Absa Group Ltd.
5,128 75,088
Bid Corp. Ltd.
2,228 55,980
Bidvest Group Ltd.
1,468 21,185
Capitec Bank Holdings Ltd.
317 87,301
Clicks Group Ltd.
1,746 25,282
Discovery Ltd.
3,438 59,088
FirstRand Ltd.
17,741 101,198
Gold Fields Ltd.
5,359 212,264
Harmony Gold Mining Co. Ltd.
3,109 56,845
Impala Platinum Holdings Ltd.
2,835 40,584
Investec Ltd.
2,010 17,249
Mr Price Group Ltd.
1,583 15,275
MTN Group Ltd.
10,192 136,438
Number
of Shares Value $
Naspers Ltd., Class N
5,484 288,549
Nedbank Group Ltd.
962 15,402
Northam Platinum Holdings Ltd.
671 13,076
Old Mutual Ltd.
15,397 12,274
OUTsurance Group Ltd.
6,793 29,718
Pepkor Holdings Ltd., 144A
15,333 20,516
Sanlam Ltd.
9,856 52,192
Shoprite Holdings Ltd.
1,917 33,778
Sibanye Stillwater Ltd.
12,529 37,753
Standard Bank Group Ltd.
4,030 78,235
Valterra Platinum Ltd.
863 71,938
Vodacom Group Ltd.
4,202 39,498
Woolworths Holdings Ltd.
6,571 19,958
(Cost $1,252,094)
1,616,664
South Korea — 18.8%
ABLBio, Inc. *
242 17,969
Alteogen, Inc. *
151 36,973
Amorepacific Corp.
239 18,254
APR Corp.
132 34,642
BNK Financial Group, Inc.
699 7,802
Celltrion, Inc. *
962 123,139
CJ Corp.
13 1,395
Coway Co. Ltd.
183 10,929
DB Insurance Co. Ltd.
250 23,739
Doosan Co. Ltd.
32 41,874
Doosan Enerbility Co. Ltd. *
1,352 94,739
Doosan Robotics, Inc. *
164 11,590
Ecopro BM Co. Ltd.
210 30,239
Ecopro Co. Ltd. *
408 37,632
Ecopro Materials Co. Ltd. *
241 9,947
Hana Financial Group, Inc.
1,597 121,974
Hanmi Pharm. Co. Ltd.
52 16,942
Hanmi Semiconductor Co. Ltd.
204 38,174
Hanwha Solutions Corp. *
521 14,468
HLB, Inc. *
621 20,934
HMM Co. Ltd.
855 11,097
HYBE Co. Ltd. *
145 21,168
Hyosung Heavy Industries Corp.
13 31,788
Hyundai Autoever Corp.
60 37,067
Hyundai Elevator Co. Ltd.
70 3,660
Hyundai Engineering &
Construction Co. Ltd.
183 17,851
Hyundai Glovis Co. Ltd.
68 10,942
Hyundai Mobis Co. Ltd.
372 189,579
Hyundai Motor Co.
485 232,684
Hyundai Rotem Co. Ltd.
290 38,583
Industrial Bank of Korea
1,085 14,544
Kakao Corp.
1,995 55,534
KakaoBank Corp.
1,130 16,796
Kakaopay Corp. *
420 12,973
KB Financial Group, Inc.
2,228 222,652

DBX ETF Trust | 17
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
KCC Corp.
25 9,124
KEPCO Engineering &
Construction Co., Inc.
196 17,467
Kia Corp.
414 46,482
KIWOOM Securities Co. Ltd.
79 19,422
Korea Investment Holdings Co.
Ltd.
299 47,122
Korea Zinc Co. Ltd.
29 26,421
Korean Air Lines Co. Ltd.
251 4,464
Krafton, Inc. *
198 33,832
KT Corp.
356 12,473
KT&G Corp.
572 70,105
L&F Co. Ltd. *
129 14,407
LG Chem Ltd.
143 34,825
LG Corp.
264 25,682
LG Display Co. Ltd. *
972 10,378
LG Electronics, Inc.
90 17,498
LG Energy Solution Ltd. *
166 50,450
LG Innotek Co. Ltd.
100 96,749
LG Uplus Corp.
1,069 11,442
LigaChem Biosciences, Inc. *
180 18,048
Meritz Financial Group, Inc. *
561 38,306
Mirae Asset Securities Co. Ltd.
1,533 62,459
NAVER Corp.
994 154,344
NC Corp.
114 21,900
Netmarble Corp., 144A
293 8,263
NH Investment & Securities Co.
Ltd.
1,352 27,094
Peptron, Inc. *
144 28,762
Pharmaresearch Co. Ltd.
61 11,941
Posco DX Co. Ltd.
620 13,350
POSCO Future M Co. Ltd.
125 20,363
POSCO Holdings, Inc.
134 37,657
Rainbow Robotics *
68 31,676
Sam Chun Dang Pharm Co. Ltd.
104 23,395
Samsung Biologics Co. Ltd.,
144A *
73 66,025
Samsung C&T Corp.
306 87,820
Samsung Card Co. Ltd.
214 6,554
Samsung Electro-Mechanics
Co. Ltd.
216 304,865
Samsung Electronics Co. Ltd.
16,773 3,528,229
Samsung Episholdings Co. Ltd. *
39 12,526
Samsung Fire & Marine
Insurance Co. Ltd.
164 61,922
Samsung Life Insurance Co. Ltd.
384 98,994
Samsung SDI Co. Ltd. *
397 181,245
Samsung SDS Co. Ltd.
243 48,213
Samsung Securities Co. Ltd.
420 33,388
Samyang Foods Co. Ltd.
19 15,192
Shinhan Financial Group Co. Ltd.
2,775 172,356
SK Biopharmaceuticals Co.
Ltd. *
281 16,726
Number
of Shares Value $
SK Bioscience Co. Ltd. *
420 11,399
SK hynix, Inc.
1,932 2,990,946
SK Innovation Co. Ltd. *
273 21,594
SK Square Co. Ltd. *
535 437,727
SK Telecom Co. Ltd.
704 46,996
SK, Inc.
149 66,837
SKC Co. Ltd. *
180 16,638
Woori Financial Group, Inc.
1,874 36,933
Yuhan Corp.
423 23,859
(Cost $3,119,398)
10,963,158
Taiwan — 26.3%
Accton Technology Corp.
3,161 245,207
Acer, Inc.
7,070 7,944
Advantech Co. Ltd.
3,077 48,622
Airtac International Group
446 19,933
Alchip Technologies Ltd.
331 46,651
ASE Technology Holding Co. Ltd.
21,762 424,465
Asia Vital Components Co. Ltd.
2,105 179,082
ASMedia Technology, Inc.
301 14,077
ASPEED Technology, Inc.
178 107,679
Asustek Computer, Inc.
5,333 129,556
AUO Corp. *
21,087 15,483
Bizlink Holding, Inc.
467 31,083
Caliway Biopharmaceuticals Co.
Ltd. *
6,052 19,416
Catcher Technology Co. Ltd.
1,419 9,218
Cathay Financial Holding Co.
Ltd.
53,950 147,596
Chailease Holding Co. Ltd.
10,637 36,503
Chang Hwa Commercial Bank
Ltd.
29,353 18,975
China Steel Corp.
5,416 3,302
Chroma ATE, Inc.
1,655 133,138
Chunghwa Telecom Co. Ltd.
24,675 107,915
CTBC Financial Holding Co. Ltd.
93,686 180,939
Delta Electronics, Inc.
11,463 894,704
E Ink Holdings, Inc.
5,034 35,354
E.Sun Financial Holding Co. Ltd.
88,473 87,412
Eclat Textile Co. Ltd.
1,642 17,953
Elite Material Co. Ltd.
1,894 309,565
eMemory Technology, Inc.
387 42,128
Eva Airways Corp.
3,226 3,713
Evergreen Marine Corp. Taiwan
Ltd.
1,877 12,763
Far Eastern New Century Corp.
7,226 5,917
Far EasTone
Telecommunications Co. Ltd.
12,718 38,407
Feng TAY Enterprise Co. Ltd.
2,665 5,972
First Financial Holding Co. Ltd.
68,084 59,661
Fortune Electric Co. Ltd.
179 4,994
Foxconn Technology Co. Ltd.
7,713 14,995
Fubon Financial Holding Co. Ltd.
55,402 194,545

18 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Gigabyte Technology Co. Ltd.
1,876 22,158
Global Unichip Corp.
401 59,781
Globalwafers Co. Ltd.
1,532 49,639
Gold Circuit Electronics Ltd.
2,261 95,274
Highwealth Construction Corp.
8,597 11,513
Hon Hai Precision Industry Co.
Ltd.
72,428 668,200
Hon Precision, Inc.
470 123,931
Hotai Motor Co. Ltd.
2,261 34,862
Hua Nan Financial Holdings Co.
Ltd.
54,540 53,103
Innolux Corp. *
16,111 26,230
International Games System
Co. Ltd.
1,724 41,496
Inventec Corp.
10,103 22,641
Jentech Precision Industrial Co.
Ltd.
680 76,953
KGI Financial Holding Co. Ltd.
102,171 73,386
King Slide Works Co. Ltd.
350 56,591
King Yuan Electronics Co. Ltd.
4,264 44,715
Largan Precision Co. Ltd.
404 45,332
Lite-On Technology Corp.
11,265 84,329
Lotes Co. Ltd.
431 36,461
MediaTek, Inc.
5,367 738,433
Mega Financial Holding Co. Ltd.
74,752 95,452
Micro-Star International Co. Ltd.
4,727 19,768
Minth Group Ltd.
1,437 6,931
Nan Ya Plastics Corp.
16,103 50,429
Nan Ya Printed Circuit Board
Corp.
1,001 27,098
Nanya Technology Corp. *
4,676 51,797
Nien Made Enterprise Co. Ltd.
1,264 12,811
Novatek Microelectronics Corp.
2,492 37,946
Pegatron Corp.
10,603 29,955
PharmaEssentia Corp.
1,961 58,219
Phison Electronics Corp.
608 49,978
Pou Chen Corp.
14,097 11,453
Powerchip Semiconductor
Manufacturing Corp. *
21,335 60,411
Powertech Technology, Inc.
2,951 35,703
Quanta Computer, Inc.
15,423 166,905
Realtek Semiconductor Corp.
1,867 34,568
Shanghai Commercial & Savings
Bank Ltd.
14,781 18,756
Sino-American Silicon Products,
Inc.
1,998 10,971
SinoPac Financial Holdings Co.
Ltd.
96,561 92,475
Synnex Technology International
Corp.
3,342 9,164
Taichung Commercial Bank Co.
Ltd.
24,700 14,548
Taiwan Business Bank
33,502 17,379
Number
of Shares Value $
Taiwan Cooperative Financial
Holding Co. Ltd.
56,306 41,072
Taiwan High Speed Rail Corp.
19,728 15,650
Taiwan Mobile Co. Ltd.
12,407 44,161
Taiwan Semiconductor
Manufacturing Co. Ltd.
93,147 7,002,640
Tripod Technology Corp.
2,055 34,178
TS Financial Holding Co. Ltd.
135,055 100,670
Unimicron Technology Corp.
4,969 167,349
Uni-President Enterprises Corp.
16,740 38,369
United Microelectronics Corp.
44,130 203,565
Vanguard International
Semiconductor Corp.
7,252 38,893
VisEra Technologies Co. Ltd.
979 16,439
Wan Hai Lines Ltd.
4,758 12,455
Winbond Electronics Corp.
9,953 50,201
Wistron Corp.
18,325 92,720
Wiwynn Corp.
650 112,983
WT Microelectronics Co. Ltd.
3,513 32,354
Yageo Corp.
6,127 144,347
Yang Ming Marine Transport
Corp.
4,192 7,052
Yuanta Financial Holding Co.
Ltd.
74,849 142,408
Zhen Ding Technology Holding
Ltd.
4,483 73,702
(Cost $4,354,543)
15,303,820
Thailand — 1.4%
Advanced Info Service PCL,
NVDR
7,300 79,180
Airports of Thailand PCL, NVDR
19,600 33,274
Asset World Corp. PCL, NVDR
74,500 5,219
Bangkok Dusit Medical Services
PCL, NVDR
77,000 43,060
Bangkok Expressway & Metro
PCL, NVDR
85,600 13,677
Bumrungrad Hospital PCL,
NVDR
4,900 27,026
Central Pattana PCL, NVDR
20,100 39,836
Central Retail Corp. PCL, NVDR
30,900 20,033
Charoen Pokphand Foods PCL,
NVDR
4,600 2,686
Com7 PCL, NVDR
11,900 9,507
CP ALL PCL, NVDR
32,500 47,185
Delta Electronics Thailand PCL,
NVDR
28,400 308,041
Home Product Center PCL,
NVDR
27,800 5,168
Krung Thai Bank PCL, NVDR
10,800 11,532
Krungthai Card PCL, NVDR
14,000 12,905
Land & Houses PCL, NVDR
77,500 8,573
Minor International PCL, NVDR
25,083 17,341
Muangthai Capital PCL, NVDR
8,300 7,332
Osotspa PCL, NVDR
8,300 3,902

DBX ETF Trust | 19
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
SCB X PCL, NVDR
3,700 15,291
Thai Beverage PCL
61,700 21,770
Thai Life Insurance PCL, NVDR
26,400 9,004
TIDLOR Holdings PCL
14,614 8,217
Tisco Financial Group PCL,
NVDR
2,200 7,639
TMBThanachart Bank PCL,
NVDR
170,877 11,971
True Corp. PCL, NVDR
80,769 34,248
(Cost $634,315)
803,617
Turkey — 0.8%
Akbank TAS
7,266 10,133
Akfen Yenilenebilir Enerji AS *
21,141 9,858
Alarko Holding As
3,398 7,112
Aselsan Elektronik Sanayi Ve
Ticaret AS
2,586 21,427
Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret AS
1,615 11,006
Avrupakent Gayrimenkul Yatirim
Ortakligi AS REIT
7,633 10,412
Aydem Yenilenebilir Enerji AS *
12,471 6,723
BIM Birlesik Magazalar AS
4,984 40,509
Borusan Yatirim ve Pazarlama
AS
192 8,096
Bosch Fren Sistemleri Sanayi ve
Ticaret AS *
0 1
Celebi Hava Servisi AS
198 7,149
Coca-Cola Icecek AS
4,514 7,874
DAP Gayrimenkul Gelistirme
AS *
28,607 5,922
Dogan Sirketler Grubu Holding
As
14,425 7,393
Dogus Otomotiv Servis Ve
Ticaret AS
909 3,660
Eczacibasi Yatirim Holding
Ortakligi AS
515 4,023
Efor Yatirim Sanayi Ticaret AS
3,532 872
Ege Endustri Ve Ticaret AS *
49 6,017
Eis Eczacibasi Ilac Ve Sinai Ve
Finansal Yatirimlar Sanayi Ve
Ticaret AS
3,976 7,702
Emlak Konut Gayrimenkul
Yatirim Ortakligi AS REIT
21,398 8,906
Enka Insaat ve Sanayi AS
3,113 6,817
Grainturk Tarim AS
1,007 4,511
Haci Omer Sabanci Holding AS
6,129 12,287
Hektas Ticaret TAS *
76,469 6,665
Investco Holding AS *
1,152 15,438
Is Gayrimenkul Yatirim Ortakligi
AS REIT
8,568 3,820
Is Yatirim Menkul Degerler AS
5,297 4,396
Jantsa Jant Sanayi Ve Ticaret
AS *
13,897 5,254
Number
of Shares Value $
Katilimevim Tasarruf Finansman
AS
11,921 32,782
Kiler Holding AS *
1,435 2,763
Kizilbuk Gayrimenkul Yatirim
Ortakligi AS REIT *
78,049 5,340
Kontrolmatik Enerji Ve
Muhendislik AS
25,053 4,285
LDR Turizm AS
5,802 14,527
LYDIA HOLDING AS *
2,187 9,541
Mavi Giyim Sanayi Ve Ticaret
AS, Class B, 144A
4,407 3,958
MIA Teknoloji AS *
8,855 9,640
MLP Saglik Hizmetleri AS, 144A
*
704 6,949
Pegasus Hava Tasimaciligi AS *
1 3
Peker Gayrimenkul Yatirim
Ortakligi AS REIT *
47,445 13,843
Ral Yatirim Holding AS *
1,937 10,552
Reysas Gayrimenkul Yatirim
Ortakligi AS REIT *
13,211 9,062
Ronesans Gayrimenkul Yatirim
AS
2,077 8,699
Smart Gunes Enerjisi
Teknolojileri ArGe Uretim
Sanayi VE Ticaret AS *
9,346 2,393
TAB Gida Sanayi Ve Ticaret AS
1,638 9,530
TAV Havalimanlari Holding AS *
1,253 6,874
Torunlar Gayrimenkul Yatirim
Ortakligi AS REIT
5,192 10,165
Turk Altin Isletmeleri AS *
5,384 5,108
Turk Hava Yollari AO
780 5,044
Turk Telekomunikasyon AS *
4,697 6,269
Turkcell Iletisim Hizmetleri AS
7,176 15,793
Turkiye Is Bankasi AS, Class C
35,175 10,072
Turkiye Sigorta AS
22,962 6,314
Turkiye Sinai Kalkinma Bankasi
AS
26,644 6,433
Yapi ve Kredi Bankasi AS *
12,497 9,030
(Cost $438,740)
468,952
United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank
PJSC
12,456 46,462
Abu Dhabi Islamic Bank PJSC
5,842 32,544
Aldar Properties PJSC
15,284 32,459
Alpha Dhabi Holding PJSC
7,387 14,742
Borouge PLC
11,029 7,597
Dubai Islamic Bank PJSC
11,561 23,293
Emaar Development PJSC
4,099 16,115
Emaar Properties PJSC
22,596 72,473
Emirates NBD Bank PJSC
8,632 64,913
Emirates Telecommunications
Group Co. PJSC
21,745 106,805
First Abu Dhabi Bank PJSC
16,049 73,410
International Holding Co. PJSC *
3,099 328,222
Modon Holding PSC *
26,661 22,067

20 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Two Point Zero Group PJSC *
26,826 15,557
(Cost $521,155)
856,659
United States — 0.3%
BeOne Medicines Ltd., Class A *
152 5,483
BeOne Medicines Ltd., Class H *
6,092 137,426
(Cost $136,985)
142,909
TOTAL COMMON STOCKS
(Cost $44,255,448)
56,155,020
PREFERRED STOCKS — 1.6%
Brazil — 0.6%
Axia Energia, Class B
1,913 21,531
Banco Bradesco SA
20,440 71,525
Cia Energetica de Minas Gerais
7,794 16,580
Itau Unibanco Holding SA
20,018 158,460
Itausa SA
39,904 101,925
Klabin SA
5 3
(Cost $230,017)
370,024
Chile — 0.1%
Sociedad Quimica y Minera de
Chile SA, Class B
(Cost $23,559)
588 50,346
Colombia — 0.1%
Grupo Cibest SA
2,157 36,502
Grupo de Inversiones
Suramericana SA
827 9,706
(Cost $23,639)
46,208
India — 0.0%
TVS Motor Co. Ltd. *
(Cost $0)
2,052 224
Russia — 0.0%
Sberbank of Russia PJSC * (a)
(Cost $275,893)
71,636 0
South Korea — 0.8%
Doosan Co. Ltd.
15 6,560
Hyundai Motor Co.
28 5,091
Hyundai Motor Co. - 2nd
Preferred
80 14,439
Korea Investment Holdings Co.
Ltd.
101 11,085
Mirae Asset Securities Co. Ltd.
1,491 15,444
Mirae Asset Securities Co. Ltd.,
Class P
805 9,033
Samsung Electronics Co. Ltd.
2,942 395,325
(Cost $145,169)
456,977
TOTAL PREFERRED STOCKS
(Cost $698,277)
923,779
WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings PCL*
,
expires 11/20/26
800 1
Number
of Shares Value $
Energy Absolute PCL*
,
expires
12/31/28
5,767 138
(Cost $0)
139
TOTAL WARRANTS
(Cost $0)
139
EXCHANGE-TRADED FUNDS
— 0.1%
Xtrackers MSCI Emerging
Markets Climate Selection
ETF (b)
(Cost $59,022)
1,750 80,724
CASH EQUIVALENTS — 1.3%
DWS Government Money Market
Series "Institutional Shares",
3.57% (c)
(Cost $738,475)
738,475 738,475
TOTAL INVESTMENTS — 99.5%
(Cost $45,751,222)
57,898,137
Other assets and liabilities,
net — 0.5%
305,815
NET ASSETS — 100.0%
58,203,952

DBX ETF Trust | 21
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2026 (Unaudited)
Hidden Row
Securities are listed in country of domicile.
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2026 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2026
Value ($) at
5/31/2026
EXCHANGE-TRADED FUNDS — 0.1%
Xtrackers MSCI Emerging Markets Climate Selection ETF (b)
23,639 35,540 — — 21,545 321 — 1,750 80,724
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.53% (c)(d)
525 — (525) (e) — — 91 — — —
CASH EQUIVALENTS — 1.3%
DWS Government Money Market Series "Institutional Shares", 3.57% (c)
179,718 7,410,981 (6,852,224) — — 11,419 — 738,475 738,475
203,882 7,446,521 (6,852,749) — 21,545 11,831 — 740,225 819,199
*
Non-income producing security.
(a)
Investment was valued using significant unobservable inputs.
(b)
Affiliated fund advised by DBX Advisors LLC.
(c)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2026.
ADR: American Depositary Receipt
BDR: Brazilian Depositary Receipt
CPO: Ordinary Participation Certificates
GDR: Global Depositary Receipt
JSC: Joint Stock Company
KSCP: Kuwait Shareholding Company Public
NVDR: Non Voting Depositary Receipt
PJSC: Public Joint Stock Company
PSQC: Public Shareholders Qatari Company
QPSC: Qatari Public Shareholders Company
QSC: Qatari Shareholders Company
REIT: Real Estate Investment Trust
SAE: Societe Anonyme Egyptienne
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

22 | DBX ETF Trust
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2026 (Unaudited)
At May 31, 2026 the Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF had the following sector diversification:
At May 31, 2026, open futures contracts purchased were as follows:
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments.
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Exchange-Traded
Funds and Cash
Equivalents
Information Technology
24,300,751 42 .6
Financials
10,921,724 19 .1
Consumer Discretionary
5,378,709 9 .4
Communication Services
5,012,537 8 .8
Industrials
3,441,444 6 .0
Health Care
2,718,750 4 .8
Materials
1,972,189 3 .5
Consumer Staples
1,570,122 2 .7
Real Estate
948,538 1 .7
Utilities
785,797 1 .4
Energy
28,377 0 .0
Total
57,078,938 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
MSCI Emerging Markets Index
USD 12 898,705 1,049,100 6/19/2026 150,395
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 56,155,020 $ — $ 0 $ 56,155,020
Preferred Stocks (a)
923,779 — 0 923,779
Warrants
139 — — 139
Exchange-Traded Funds
80,724 — — 80,724
Short-Term Investments (a)
738,475 — — 738,475
Derivatives (b)
Futures Contracts
150,395 — — 150,395
TOTAL
$ 58,048,532 $ — $ 0 $ 58,048,532
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.

DBX ETF Trust | 23
Schedule of Investments
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
(Continued)
May 31, 2026 (Unaudited)
During the period ended May 31, 2026, the amount of transfers from Level 3 to Level 1 was $11,875. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs. Transfers between price levels are recognized at the beginning of the reporting period.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
EMCR-PH3